Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2013	$ 2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
Long-term debt, noncurrent	$ 23,432	$ 21,538